Earnings per share (Details) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended																								18 Months Ended
	Apr. 30, 2017 shares [1]	Apr. 30, 2017 USD ($)	[1]	Apr. 30, 2017 £ / shares	[1]	Apr. 30, 2017 $ / shares	[1]	Apr. 30, 2017 $ / ₪	Apr. 30, 2017 $ / £	[1]	Apr. 30, 2017 $ / €	Apr. 30, 2017 $ / $	Apr. 30, 2016 shares [1]	Apr. 30, 2016 USD ($)	[1]	Apr. 30, 2016 £ / shares	[1]	Apr. 30, 2016 $ / shares	[1]	Apr. 30, 2016 $ / ₪	Apr. 30, 2016 $ / £	[1]	Apr. 30, 2016 $ / €	Apr. 30, 2016 $ / $	Oct. 31, 2018 shares	Oct. 31, 2018 USD ($)	Oct. 31, 2018 £ / shares	Oct. 31, 2018 $ / shares	Oct. 31, 2018 $ / ₪	Oct. 31, 2018 $ / £	Oct. 31, 2018 $ / €	Oct. 31, 2018 $ / $
Earnings [Abstract]
Profit for the period from continuing operations		$ 124,186												$ 135,901												$ 707,108
Profit for the period from discontinued operations		33,720												26,993												76,940
Profit attributable to ordinary equity holders of parent entity		157,906												162,894												784,048
Number of shares [Abstract]
Weighted average number of shares (in shares) | shares	229,238												218,635												388,717
Dilutive effects of shares (in shares) | shares	8,165												8,847												10,963
Number of shares (in shares) | shares	237,403												227,482												399,680
Basic earnings per share [Abstract]
Continuing operations (in dollars / pounds per share) | (per share)				£ 0.4188	[2]	$ 0.5417	[2]									£ 0.4154	[3]	$ 0.6240	[3]								£ 1.3673	$ 1.8191
Discontinued operation (in dollars / pounds per share) | (per share)				0.1137		0.1471										0.0805		0.1210									0.1488	0.1979
Total basic earnings (loss) (in dollars / pounds per share) | (per share)				0.5325	[2]	0.6888	[2]									0.4959	[3]	0.7450	[3]								1.5161	2.0170
Diluted earnings per share [Abstract]
Continuing operations (in dollars / pounds per share) | (per share)				0.4044	[2]	0.5231	[2]									0.3992	[3]	0.5997	[3]								1.3298	1.7692
Discontinued operations (in dollars / pounds per share) | (per share)				0.1098		0.1420										0.0774		0.1164									0.1447	0.1925
Total diluted earnings (loss) (in dollars / pounds per share) | (per share)				£ 0.5142	[2]	$ 0.6651	[2]									£ 0.4766	[3]	$ 0.7161	[3]								£ 1.4745	$ 1.9617
Earnings attributable to ordinary shareholders [Abstract]
Profit/(loss) from continuing operations		124,083	[2],[4]											135,979	[3],[4]											707,193
Excluding non-controlling interests		103	[2]											(78)	[3]											(85)
Profit for the period from continuing operations		124,186												135,901												707,108
From discontinued operation		33,720	[2],[4]											26,993	[3],[4]											76,940
Earnings attributable to ordinary shareholders		$ 157,906	[2]											$ 162,894	[3]											$ 784,048
Average exchange rate								0.26	1.29		1.09	0.76								0.26	1.50		1.11	0.77					0.28	1.33	1.18	0.78

[1]	The comparatives for the 12 months to April 30, 2016 and April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[2]	The 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[3]	The 12 months to April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19)
[4]	The comparatives for the 12 months ended April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).